Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Variable Interest Entities

25. Variable Interest Entities

Consolidated VIEs  The Company determined that the partners in WGP and WES with equity at risk lack the power, through voting rights or similar rights, to direct the activities that most significantly impact WGP’s and WES’s economic performance; therefore, WGP and WES are considered VIEs. Anadarko, through its ownership of the general partner interest in WGP, has the power to direct the activities that most significantly affect economic performance and the obligation to absorb losses or the right to receive benefits that could be potentially significant to WGP and WES; therefore, Anadarko is considered the primary beneficiary and consolidates WGP, WES, and all of their consolidated subsidiaries. See Note 24—Noncontrolling Interests for additional information on WGP and WES.

The following tables present selected financial data from the consolidated financial statements of WGP:

millions	2018	2017	2016
Statement of Operations Data
Total revenues and other	$1,990	$2,248	$1,804
Operating income (loss)	625	704	705
Net income (loss)	449	573	597
Statement of Cash Flows Data
Net cash provided by (used in) operating activities	$1,017	$897	$913
Net cash provided by (used in) investing activities	(1,460)	(764)	(1,106)
Net cash provided by (used in) financing activities	456	(413)	452

millions	2018	2017
Balance Sheet Data
Net property, plant, and equipment	$6,612	$5,731
Total assets	9,239	8,016
Long-term debt	4,787	3,493
Total liabilities	5,734	4,071
Total equity and partners’ capital	3,505	3,945

millions	2018	2017	2016
WGP distributions to Anadarko (1)	$408	$368	$321
WGP distributions to third parties	494	443	362

(1)	WGP distributions to Anadarko are eliminated upon consolidation.

25. Variable Interest Entities (Continued)

Assets and Liabilities of VIEs  The assets of WGP, WES, and their subsidiaries cannot be used by Anadarko for general corporate purposes and are included in and disclosed parenthetically on the Company’s Consolidated Balance Sheets. The carrying amounts of liabilities related to WGP, WES, and their subsidiaries for which the creditors do not have recourse to other assets of the Company are included in and disclosed parenthetically on the Company’s Consolidated Balance Sheets.
All outstanding debt for WES at December 31, 2018 and 2017, including any borrowings under the WES RCF, is recourse to WES’s general partner, which in turn has been indemnified in certain circumstances by certain wholly owned subsidiaries of the Company for such liabilities. All outstanding debt for WGP at December 31, 2018 and 2017, including any borrowings under the WGP RCF, is recourse to WGP’s general partner, which is a wholly owned subsidiary of the Company. See Note 13—Debt and Interest Expense for additional information on WGP and WES long-term debt balances.

VIE Financing  WGP’s sources of liquidity include borrowings under its RCF and distributions from WES. WES’s sources of liquidity include cash and cash equivalents, cash flows generated from operations, interest income from a note receivable from Anadarko as discussed below, borrowings under its RCF, the issuance of additional partnership units, or debt offerings. See Note 13—Debt and Interest Expense and Note 24—Noncontrolling Interests for additional information on WGP and WES financing activity.

Financial Support Provided to VIEs  Concurrent with the closing of its May 2008 IPO, WES loaned the Company $260 million in exchange for a 30-year note bearing interest at a fixed annual rate of 6.50%, payable quarterly. The related interest income for WES was $17 million for each of the years ended December 31, 2018, 2017, and 2016. The note receivable and related interest income are eliminated in consolidation.
In March 2015, WES acquired the Company’s interest in DBJV. The acquisition was financed using a deferred purchase price obligation that required a cash payment from WES to the Company due on March 31, 2020. In May 2017, WES reached an agreement with the Company to settle this obligation whereby WES made a cash payment to the Company of $37 million, equal to the estimated net present value of the obligation at March 31, 2017.
To reduce WES’s exposure to a majority of the commodity-price risk inherent in certain of its contracts, Anadarko had commodity price swap agreements in place with WES during 2018. These commodity price swap agreements expired without renewal on December 31, 2018. WES recorded a capital contribution from Anadarko in its Consolidated Statement of Equity and Partners’ Capital for the amount by which the swap price for product purchases exceeds the market price. WES recorded a capital contribution from Anadarko of $52 million for the year ended December 31, 2018, $59 million for the year ended December 31, 2017, and $46 million for the year ended December 31, 2016.